Property, Plant and Equipment - Detailed Information About Property,Plant and Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 27,184
Ending balance	25,910	$ 27,184
Acquisition cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	48,724	44,352
Effect of movements in foreign exchange	(3,097)	1,431
Acquisitions	4,365	4,221
Acquisitions through business combinations	2	169
Disposals	(1,479)	(1,566)
Disposals through the sale of subsidiaries	(1,128)	(60)
Transfer (to)/from other asset categories and other movements	1,017	177
Ending balance	48,404	48,724
Amortization and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(21,540)	(18,133)
Effect of movements in foreign exchange	1,396	(697)
Depreciation	(3,582)	(3,567)
Disposals	1,263	1,161
Disposals through the sale of subsidiaries	818	48
Impairment losses	(95)	(85)
Transfer (to)/from other asset categories and other movements	(754)	(267)
Ending balance	(22,494)	(21,540)
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	9,228
Ending balance	8,895	9,228
Land and buildings [member] | Acquisition cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	12,742
Effect of movements in foreign exchange	(722)
Acquisitions	119
Disposals	(143)
Disposals through the sale of subsidiaries	(265)
Transfer (to)/from other asset categories and other movements	724
Ending balance	12,455	12,742
Land and buildings [member] | Amortization and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(3,514)
Effect of movements in foreign exchange	177
Depreciation	(513)
Disposals	59
Disposals through the sale of subsidiaries	177
Impairment losses	(10)
Transfer (to)/from other asset categories and other movements	64
Ending balance	(3,560)	(3,514)
Plant and Equipment Fixtures and Fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	15,691
Ending balance	14,741	15,691
Plant and Equipment Fixtures and Fittings [member] | Acquisition cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	33,717
Effect of movements in foreign exchange	(2,225)
Acquisitions	1,320
Acquisitions through business combinations	2
Disposals	(1,333)
Disposals through the sale of subsidiaries	(834)
Transfer (to)/from other asset categories and other movements	3,028
Ending balance	33,675	33,717
Plant and Equipment Fixtures and Fittings [member] | Amortization and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(18,026)
Effect of movements in foreign exchange	1,219
Depreciation	(3,069)
Disposals	1,204
Disposals through the sale of subsidiaries	641
Impairment losses	(85)
Transfer (to)/from other asset categories and other movements	(818)
Ending balance	(18,934)	(18,026)
Construction in Progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,265
Ending balance	2,274	2,265
Construction in Progress [member] | Acquisition cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,265
Effect of movements in foreign exchange	(150)
Acquisitions	2,926
Disposals	(3)
Disposals through the sale of subsidiaries	(29)
Transfer (to)/from other asset categories and other movements	(2,735)
Ending balance	$ 2,274	$ 2,265